Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	55,800,000	55,800,000
Common stock, shares outstanding	55,800,000	55,800,000